COLT 2022-2 ABS-15G

Exhibit 99.24

Tape Discrepancies

Dummy ID	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
4350095103	xx		Representative Score	xx	xx	-10	-1.32%	Updated as per Credit report.	Initial
4350095104	xx		Purpose of Transaction per HUD-1	Refinance	Cash Out			Purpose of transaction is Refinance.	Initial
4350095105	xx		B1 Credit Score	xx	xx	-7	-0.89%	Borrower qualifying score is xx, and the Co-Borrower qualifying score is xx.	Initial
4350094932	xx		Borrower First Name	xx	xx			Borrower First Name as per the Note document is xx	Initial
4350094719	xx		Original Appraised Value	xx	xx	xx	0.48%		Initial
4350094719	xx		Sales Price (HUD-1 Line 101)	Not Applicable	$0.00			loan is refinace.	Initial
4350094933	xx		Borrower DTI Ratio Percent	39%	36%	3.443%	3.44%	Verified as per Total Income And Total Obligations	Initial
4350094935	xx		Purpose of Transaction per HUD-1	Refinance	Cash Out			updated as per Doc	Initial